Cash and Cash Equivalents and Short-Term Financial Assets - Summary of Cash Balances Held at Banks and in Currencies (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 38,327	SFr 19,786	SFr 46,277	SFr 4,952
Short-term financial assets	53,324
Swiss Franc
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	19,144	7,216
Short-term financial assets	33,532
US Dollar
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	16,610	9,741
Short-term financial assets	15,148
Euro
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	2,020	2,350
Short-term financial assets	4,644
Iceland Krona
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	542	383
Other
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 11	SFr 96